Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue
Revenue	€ 4,760,162	€ 4,936,237	€ 14,251,122	€ 14,465,731
Inter-segment eliminations
Revenue
Revenue	(369,683)	(368,054)	(1,098,605)	(1,101,918)
Care Delivery
Revenue
Revenue	3,770,438	3,974,268	11,329,892	11,602,357
Care Delivery | Segments
Revenue
Revenue	3,770,438	3,974,268	11,329,892	11,602,357
Care Delivery | United States
Revenue
Revenue	3,180,368	3,221,467	9,439,442	9,344,057
Care Delivery | International
Revenue
Revenue	590,070	752,801	1,890,450	2,258,300
Care Enablement
Revenue
Revenue	989,724	961,969	2,921,230	2,863,374
Care Enablement | Segments
Revenue
Revenue	1,359,407	1,330,023	4,019,835	3,965,292
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (369,683)	€ (368,054)	€ (1,098,605)	€ (1,101,918)